Share Capital, Share Premium and Shares Held in Treasury - Summary of Number of Ordinary Shares (Detail) - RELX PLC [member] - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
At start of year	1,980,800,000
Issue of ordinary shares	1,496,653	3,059,558
At end of year	1,982,300,000	1,980,800,000
Shares held in treasury [member]
Disclosure of classes of share capital [line items]
At start of period, treasury shares	(49,000,000)
Net release/(purchase) of shares by the Employee Benefit Trust	500,000
Repurchase of ordinary shares	(7,800,000)	(33,500,000)	(26,900,000)
At end of year, treasury shares	(56,300,000)	(49,000,000)
Share capital [member]
Disclosure of classes of share capital [line items]
At start of year	1,931,782,622	1,961,900,000
Issue of ordinary shares	1,500,000	3,100,000
Net release/(purchase) of shares by the Employee Benefit Trust	500,000	400,000
Repurchase of ordinary shares	(7,800,000)	(33,500,000)
At end of year	1,926,018,680	1,931,782,622	1,961,900,000